UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	100 E Wisconsin Avenue
		Suite 2250
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Broadview Advisors, LLC
Title: Assistant Vice President
Phone: 414-918-3970

Ethan A. Hill, Milwaukee, WI

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  68
Form 13F Information Table Value Total:  20,198	 (thousands)

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMN Healthcare Services        COM              001744101     5420 849600.0 SH       Sole                 849600.0
Altera Corp.                   COM              021441100    10126 621600.0 SH       Sole                 621600.0
Arrow Electronics              COM              042735100     9777 460292.0 SH       Sole                 460292.0
Arthur J Gallagher & Co        COM              363576109     5228 245000.0 SH       Sole                 245000.0
Associated Banc-Corp           COM              045487105     4885 390786.0 SH       Sole                 390786.0
Beacon Roofing Supply          COM              073685109     2062 142600.0 SH       Sole                 142600.0
Beckman Coulter Inc            COM              075811109     3143  55000.0 SH       Sole                  55000.0
Brady Corp cl A                COM              104674106     3288 130900.0 SH       Sole                 130900.0
Brunswick Corp                 COM              117043109     2948 682500.0 SH       Sole                 682500.0
Charles River Laborat          COM              159864107     8525 252600.0 SH       Sole                 252600.0
Cintas                         COM              172908105     5468 239400.0 SH       Sole                 239400.0
Citrix Systems Inc             COM              177376100     4831 151500.0 SH       Sole                 151500.0
Cytec Industries Inc           COM              232820100     5820 312581.0 SH       Sole                 312581.0
Dresser Rand Group Inc         COM              261608103     4706 180300.0 SH       Sole                 180300.0
Exterran Holdings Inc          COM              30225X103      642  40000.0 SH       Sole                  40000.0
Family Dollar Stores Inc       COM              307000109     1415  50000.0 SH       Sole                  50000.0
FirstMerit Bancorp             COM              337915102     2533 148990.0 SH       Sole                 148990.0
Fiserv Inc.                    COM              337738108     8150 178300.0 SH       Sole                 178300.0
Genworth Financial Inc         COM              37247D106     1638 234300.0 SH       Sole                 234300.0
HealthSouth Corp               COM              421924309     4294 297400.0 SH       Sole                 297400.0
Hexcel Corp                    COM              428291108     4566 479170.0 SH       Sole                 479170.0
Hologic Inc                    COM              436440101     3416 239700.0 SH       Sole                 239700.0
Interline Brands Inc.          COM              458743101     4999 365400.0 SH       Sole                 365400.0
Intermec Inc                   COM              458786100     5971 462900.0 SH       Sole                 462900.0
Interpublic Group of Companies COM              460690100     4240 839600.0 SH       Sole                 839600.0
Kadant Inc                     COM              48282T104     1247 110465.0 SH       Sole                 110465.0
Kennametal Inc.                COM              489170100    12651 659600.0 SH       Sole                 659600.0
Kinder Morgan Energy LLP       COM              494550106     4519  88400.0 SH       Sole                  88400.0
Kohls Corp                     COM              500255104     8328 194800.0 SH       Sole                 194800.0
Liz Claiborne                  COM              539320101     1046 363100.0 SH       Sole                 363100.0
MB Financial Inc               COM              55264U108      898  88100.0 SH       Sole                  88100.0
MKS Instruments Inc.           COM              55306N104     4893 372400.0 SH       Sole                 372400.0
MPS Inc                        COM              553409103     4248 556000.0 SH       Sole                 556000.0
Manpower Inc.                  COM              56418H100     4065  96000.0 SH       Sole                  96000.0
Molex Inc                      COM              608554101     1088  70000.0 SH       Sole                  70000.0
Molex Inc A                    COM              608554200     9844 684595.0 SH       Sole                 684595.0
NCR Corp                       COM              62886E108     2494 210800.0 SH       Sole                 210800.0
Netapp Inc                     COM              64110D104     6632 336300.0 SH       Sole                 336300.0
Nordstrom Inc                  COM              655664100     2198 110516.0 SH       Sole                 110516.0
Old Republic Intl              COM              680223104     3904 396380.0 SH       Sole                 396380.0
Omniture Inc                   COM              68212S109     6015 478900.0 SH       Sole                 478900.0
PETsMART Inc.                  COM              716768106     3859 179800.0 SH       Sole                 179800.0
Packaging Corporation of Ameri COM              695156109     1589  98089.0 SH       Sole                  98089.0
Pactiv Corporation             COM              695257105     4268 196662.0 SH       Sole                 196662.0
Parametric Technology          COM              699173209     4605 393900.0 SH       Sole                 393900.0
PartnerRe Ltd.                 COM              G6852T105     9767 150383.0 SH       Sole                 150383.0
Patterson Companies Inc        COM              703395103     3545 163348.0 SH       Sole                 163348.0
Reinsurance Group of           COM              759351604     7073 202600.0 SH       Sole                 202600.0
Rent A-Center Inc              COM              76009N100     4074 228500.0 SH       Sole                 228500.0
Republic Services In           COM              760759100     4169 170800.0 SH       Sole                 170800.0
Rockwell Automation Inc        COM              773903109     2592  80700.0 SH       Sole                  80700.0
Rockwood Holdings Inc          COM              774415103     4307 294200.0 SH       Sole                 294200.0
Rowan Companies Inc.           COM              779382100     2079 107600.0 SH       Sole                 107600.0
Royal Caribbean Cruises Ltd    COM              V7780T103     3745 276600.0 SH       Sole                 276600.0
Sapient Corporation            COM              803062108     8252 1312000.0 SH      Sole                1312000.0
Scansource Inc                 COM              806037107     4283 174654.0 SH       Sole                 174654.0
Sealed Air Corp                COM              81211K100     4640 251500.0 SH       Sole                 251500.0
TCF Financial Corp             COM              872275102     1431 107000.0 SH       Sole                 107000.0
UTI Worldwide Inc              COM              G87210103     3471 304500.0 SH       Sole                 304500.0
Ulta Salon Cosm and Frag Inc   COM              90384S303     5085 457300.0 SH       Sole                 457300.0
VCA Antech                     COM              918194101     3727 139600.0 SH       Sole                 139600.0
Volcom Incorporated            COM              92864N101     5151 412083.0 SH       Sole                 412083.0
Werner Enterprises Inc.        COM              950755108     7277 401600.0 SH       Sole                 401600.0
Winnebago IndustriesInc        COM              974637100     3320 446900.0 SH       Sole                 446900.0
Wright Medical Group Inc       COM              98235T107     4896 301100.0 SH       Sole                 301100.0
Zebra Tech Corp                COM              989207105     1088  46000.0 SH       Sole                  46000.0
Zumiez Inc.                    COM              989817101     1789 223306.0 SH       Sole                 223306.0
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     3834   210200 SH       Sole                   210200